CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues		$ 624,087	$ 921,834	$ 2,415,098
Cost of revenues		(433,488)	(308,395)	(2,446,941)
Gross profit (loss)		190,599	613,439	(31,843)
Operating Expenses
Selling and marketing expenses		(405,345)	(381,635)	(764,258)
General and administrative expenses		(3,521,692)	(1,845,064)	(2,811,215)
Provision for credit loss against doubtful accounts		(23,009,903)	(726,294)	(20,460,667)
Impairment of long-term investments		0	(128,204)	0
Total Operating Expenses		(26,936,940)	(3,081,197)	(24,036,140)
Loss from Operations		(26,746,341)	(2,467,758)	(24,067,983)
Other Income (Expenses)
Interest expense, net		(135,164)	(14,492)	16,397
Changes in fair value of warrant liabilities			832	1,912
Changes in fair value of short-term investments		473,361	596,796	17,335
Subsidy income		14,896	9,876	3,089
Other (expenses) income, net		(477,986)	29,576	290,413
Total Other (Expenses) Income, Net		(124,893)	622,588	329,146
Loss Before Income Taxes		(26,871,234)	(1,845,170)	(23,738,837)
Net Loss		(26,871,234)	(1,845,170)	(23,738,837)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(665,119)	(1,231,344)	(4,885,827)
Comprehensive Loss		$ (27,536,353)	$ (3,076,514)	$ (28,624,664)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic (in shares)	[1]	1,534,487	1,534,487	1,534,487
Weighted average number of ordinary shares outstanding, Diluted (in shares)		1,534,487	1,534,487	1,534,487
Loss per share
Loss per share, Basic (in dollar per share)	[1]	$ (17.51)	$ (1.2)	$ (15.47)
Loss per share, Diluted (in dollar per share)		$ (17.51)	$ (1.2)	$ (15.47)

[1]	Retrospectively restated to give effect to a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares effective on May 24, 2022 and a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023 (Note 15).